Summary of Quantitative Information about Fair Value Measurements Using Significant Unobservable Inputs (Level 3 Instruments) (Parenthetical) (Details) - CAD ($) $ in Billions	Oct. 31, 2023	Oct. 31, 2022
Federal Reserve Stock And Federal Home Loan Bank Stock [Member] | Other equity securities [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Securities not subject to sensitivity analysis	$ 2.2	$ 1.7